Total
SOUND MIND INVESTING FUND
SUMMARY SECTION – SOUND MIND INVESTING FUND
Investment Objective
The investment objective of the Sound Mind Investing Fund (the “SMI Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the SMI Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	SOUND MIND INVESTING FUND SOUND MIND INVESTING FUND USD ($)
Fee for Redemptions Paid by Wire	$ 15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SOUND MIND INVESTING FUND SOUND MIND INVESTING FUND
Management Fees	1.00%
Distribution (12b-1) Fees	none
Other Expenses	0.21%
Acquired Fund Fees and Expenses	0.27%	[1]
Total Annual Fund Operating Expenses	1.48%
[1]	“Total Annual Fund Operating Expenses” shown in the table above differ from the ratio of expenses to average net assets shown in the Financial Highlights because the Financial Highlights exclude “Acquired Fund Fees and Expenses.”

Expense Example:
This Example is intended to help you compare the cost of investing in the SMI Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the SMI Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the SMI Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
SOUND MIND INVESTING FUND | SOUND MIND INVESTING FUND | USD ($)	151	468	808	1,768

Portfolio Turnover

The SMI Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the SMI Fund’s performance. During the most recent fiscal year, the SMI Fund’s portfolio turnover rate was 205.91% of the average value of its portfolio.

Principal Investment Strategies

The SMI Fund seeks to achieve its objective by investing in a diversified portfolio of other investment companies using a “Stock Upgrading” strategy. This strategy is a systematic investment approach that is based on the belief of SMI Advisory Services, LLC (the “Advisor”), the SMI Fund’s adviser, that superior returns can be obtained by constantly monitoring the performance of a wide universe of other investment companies, and standing ready to move assets into funds deemed by the Advisor to be most attractive at the time of analysis. So long as the other investment companies have a track record of at least 12 months, they may be monitored by the Advisor as a potential investment. This upgrading process strives to keep assets invested in funds that are demonstrating superior current performance (meaning the prior 12 months) relative to their peers as determined by a combination of size and investment style criteria.

The SMI Fund primarily invests in open-end equity mutual funds and exchange-traded funds (“ETFs”) and publicly traded partnerships (each an “Underlying Fund,” and collectively, “Underlying Funds”) using its Stock Upgrading strategy. Generally, Underlying Funds with the highest momentum scores are chosen. Underlying Funds that do not have the highest momentum scores may not outperform and could, in fact, lose money. These Underlying Funds may, in turn, invest in a broad range of equity securities, including foreign securities and securities of issuers located in emerging markets. Underlying Funds also may invest in other investments, including but not limited to, commodities, fixed income securities of any maturity or credit quality, including high-yield, high-risk debt securities (junk bonds), and they may engage in derivative transactions. The Underlying Funds are typically categorized into the following seven “risk categories”: Large Value, Large Growth, Small Value, Small Growth, International, Commodities, and Non-Diversified (which includes concentrated and other higher-risk funds that aren’t normally included in the six other risk categories). Target allocations for each of the seven risk categories are monitored continuously and can shift based on relative performance, and holdings for each of the seven risk categories can range from 0% - 66% of the overall Stock Upgrading portfolio. The Stock Upgrading strategy also incorporates defensive protocols and may occasionally shift part or all of the portfolio holdings out of equity funds or commodities and into holdings focused on fixed income and/or cash based on the Advisor’s proprietary indicators.

The SMI Fund indirectly will bear its proportionate share of all management fees and other expenses of the Underlying Funds in which it invests. Therefore, the SMI Fund will incur higher expenses than other mutual funds that invest directly in securities. Actual expenses are expected to vary with changes in the allocation of the SMI Fund’s assets among the various Underlying Funds in which it invests.

The Advisor is under common control with the publisher of the Sound Mind Investing Newsletter (the “Newsletter”), a monthly financial publication that recommends a Stock Upgrading strategy similar to the strategy utilized by the SMI Fund. Although Underlying Funds purchased by the SMI Fund generally will be highly ranked in the Newsletter, the SMI Fund may also invest in funds not included in the Newsletter, including Underlying Funds not available to the general public but available only to institutional investors.

It should be noted that, even though the Advisor’s upgrading process ranks Underlying Funds primarily on the basis of performance, past performance is no guarantee of future performance.

Principal Risks

All investments involve risks, and the SMI Fund cannot guarantee that it will achieve its investment objective. An investment in the SMI Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the SMI Fund’s returns and share price will fluctuate, and you may lose money by investing in the SMI Fund. Below are some of the specific risks of investing in the SMI Fund. Insofar as the SMI Fund invests in ETFs and other investment companies, such ETFs and other investment companies may be directly subject to the risks described in this section of the prospectus. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time.

Stock Market Risk. Overall stock market risks may affect the value of the SMI Fund. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, pandemics, natural disasters, and political events affect the securities markets.  Movements in the stock market may affect adversely the specific securities held by the SMI Fund on a daily basis, and, as a result, such movements may negatively affect the SMI Fund’s net asset value per share (“NAV”). When the value of the SMI Fund’s investments goes down, your investment in the SMI Fund decreases in value and you could lose money.

Management Risk. The SMI Fund is subject to management risk as an actively-managed investment portfolio. The Advisor’s investment approach may fail to produce the intended results. If the Advisor’s perception of an Underlying Fund’s value is not realized in the expected time frame, the SMI Fund’s overall performance may suffer.

Other Investment Company Securities Risks. When the SMI Fund invests in another mutual fund or an ETF, the SMI Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the Underlying Fund. Therefore, the SMI Fund will incur higher expenses, many of which may be duplicative. In addition, the SMI Fund may be affected by losses of the Underlying Funds and the level of risk arising from the investment practices of the Underlying Funds (such as the use of derivative transactions by the Underlying Funds). The SMI Fund has no control over the investments and related risks taken by the Underlying Funds in which it invests. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Style Risk. The SMI Fund may invest in Underlying Funds that use growth- and/or value- oriented investing styles, or other styles. If the Underlying Fund’s portfolio manager incorrectly assesses the growth potential of companies in which the fund invests, the securities purchased may not perform as expected, reducing the Underlying Fund’s return and ultimately reducing the SMI Fund’s return, or causing it to lose money on the investment. With respect to Underlying Funds with a value investing approach, the market may not agree with a value manager’s determination that the fund’s portfolio stocks are undervalued, and the prices of such portfolio securities may not increase to what the adviser believes are their full value. They may even decrease in value.

Small- and Mid-Cap Risk. To the extent the SMI Fund invests in other investment companies that invest in small- and mid-cap companies, the SMI Fund will be subject to additional risks. Smaller companies may experience greater volatility, higher failure rates, more limited markets, product lines, financial resources, and less management experience than larger companies. Smaller companies may also have a lower trading volume, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the SMI Fund’s shares.

Portfolio Turnover Risk. The SMI Fund’s investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Foreign Securities Risk. Underlying Funds in the SMI Fund’s portfolio may invest in foreign securities. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. To the extent that Underlying Funds invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies. Recent statements by U.S. securities and accounting regulatory agencies have expressed concern regarding information access and audit quality regarding issuers in China and other emerging market countries, which could present heightened risks associated with investments in these markets. Additionally, On November 12, 2020, the President of the United States issued an Executive Order to prohibit U.S. persons (which includes the SMI Fund) from purchasing the publicly traded securities of certain companies that are affiliated with China's military (the "Order"). The Order applies to the publicly traded securities of any company designated as a "Communist Chinese military company" ("CCMC") by the U.S. Department of Defense or the U.S. Treasury's Office of Foreign Assets Control ("OFAC"), and includes securities that are derivative of or that are designed to provide economic exposure to such companies. The Order initially applied to over 30 companies previously designated as CCMCs by the Department of Defense earlier in 2020. The Order provides for a 365-day divestment period for any CCMCs that are designated in the future.

Fixed Income Securities Risk. Underlying Funds in the SMI Fund’s portfolio may invest in fixed income securities, including high-yield debt securities (junk bonds), which are subject to a number of risks. For example, the issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return. As nominal interest rates rise, the value of fixed income securities held by the SMI Fund is likely to decrease. A nominal interest rate is the sum of a real interest rate and an expected inflation rate.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the SMI Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the SMI Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the SMI Fund’s return.

Industry or Sector Focus Risk. To the extent that Underlying Funds in which the SMI Fund invests focus their investments in a particular industry or sector, the SMI Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.

Derivatives Risk. Underlying Funds in the SMI Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, index futures contracts and options thereon, and currency forwards. There is no guarantee such strategies will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the SMI Fund.

Underlying Funds may use derivative instruments such as put and call options and index futures contracts. There is no guarantee such strategies will work. If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying Fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the SMI Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the SMI Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, and any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the SMI Fund may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

Non-Diversification Risk. Underlying Funds in which the SMI Fund invests may be non-diversified under the Investment Company Act of 1940 (the “1940 Act”). This means that there is no restriction under the 1940 Act on how much the Underlying Fund may invest in the securities of a single issuer. Therefore, the value of the Underlying Fund’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

Commodity Risk. Some of the Underlying Funds and other instruments in the SMI Fund’s portfolio may invest directly or indirectly in any physical commodities, including but not limited to, gold, silver, and other precious materials. Accordingly, the SMI Fund may be affected by changes in commodity prices which can move significantly in short periods of time and be affected by new discoveries or changes in government regulation. Income derived from investments in Underlying Funds that invest in commodities may not be qualifying income for purposes of the “regulated investment company” (“RIC”) tax qualification tests. This could make it more difficult (or impossible) for the SMI Fund to qualify as a RIC.

Furthermore, in September 2016, the Internal Revenue Service (“IRS”) announced that it will no longer issue private letter rulings on questions relating to the treatment of a corporation as a RIC that require a determination of whether a financial instrument or position, such as a commodity-linked or structured note, is a security under section 2(a)(36) of the 1940 Act. (A financial instrument or position that constitutes a security under section 2(a)(36) of the 1940 Act generates qualifying income for a corporation taxed as a regulated investment company.) This caused the IRS to revoke the portion of any rulings that required such a determination, some of which were revoked retroactively and others of which were revoked prospectively as of a date agreed upon with the IRS. Should the IRS issue further guidance, or Congress enact legislation, that adversely affects the tax treatment of the Underlying Fund’s use of commodity-linked notes (which guidance might be applied retroactively), it could, among other consequences, limit the SMI Fund’s and the Underlying Fund’s ability to pursue its investment strategy.

Bitcoin Risk. Underlying Funds in which the SMI Fund invests may have exposure to bitcoin, including through bitcoin futures. The value of an Underlying Fund’s investment in bitcoin is subject to fluctuations in the value of bitcoins. The value of bitcoins is determined by the supply of and demand for bitcoins in the global market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of an Underlying Fund. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect the SMI Fund’s investment in Underlying Funds. Bitcoin transactions are irrevocable, and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of the SMI Fund’s investment in an Underlying Fund.

RIC Qualification Risk. To qualify for treatment as a “regulated investment company” (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the SMI Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the SMI Fund’s investments in certain ETFs or publicly traded partnerships (“PTPs”) that invest in or hold physical commodities could cause the SMI Fund to fail the income source component of the RIC requirements. If, in any year, the SMI Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the SMI Fund would be taxed as an ordinary corporation (i.e., a C corporation) and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the SMI Fund’s net assets, the amount of income available for distribution and the amount of distributions.

Publicly Traded Partnership Risk. Publicly traded partnerships (“PTPs”) are partnerships that may be publicly traded on the New York Stock Exchange (“NYSE”) and NASDAQ. They often own businesses or properties relating to energy, natural resources or real estate. They are generally operated under the supervision of one or more managing partners or members. State law may offer fewer protections from enterprise liability to investors in a partnership compared to investors in a corporation. Distribution and management fees may be substantial. Losses are generally considered passive and cannot offset income other than income or gains relating to the same entity. These tax consequences may differ for different types of entities because PTPs can be taxed as partnerships or corporations. Many PTPs may operate in certain limited sectors such as, without limitation, energy, natural resources, and real estate, which may be volatile or subject to periodic downturns. Growth may be limited because most cash is paid out to unit holders rather than retained to finance growth. The performance of PTPs may be partly tied to interest rates. Rising interest rates, a poor economy, or weak cash flows are among the factors that can pose significant risks for investments in PTPs. Investments in PTPs also may be relatively illiquid at times.

Market Timing Risk. Because the SMI Fund does not consider Underlying Funds’ policies and procedures with respect to market timing, performance of the Underlying Funds may be diluted due to market timing and therefore may affect the performance of the SMI Fund.

Cybersecurity Risk. The SMI Fund and its service providers may be subject to operational and information security risks resulting from breaches in cybersecurity that may cause the SMI Fund to lose or compromise confidential information, suffer data corruption or lose operational capacity. Similar types of cybersecurity risks are also present for issuers of securities in which the SMI Fund may invest, which may cause the SMI Fund’s investments in such companies to lose value. There is no guarantee the SMI Fund will be successful in protecting against cybersecurity breaches.

Performance

The bar chart below shows how the SMI Fund’s investment results have varied from year to year. The table below shows how the SMI Fund’s average annual total returns for the one-year, five-year and ten-year periods compare to those of a broad-based securities market index, and to a custom index. This information provides some indication of the risks of investing in the SMI Fund. Past performance of the SMI Fund is not necessarily an indication of how the Fund will perform in the future.

Annual Total Return (years ended December 31st)

Highest/Lowest quarterly results during this time period were: Best Quarter: 4th Quarter, 2020, 18.98% Worst Quarter: 1st Quarter, 2020, (22.06)%
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2023)
Average Annual Total Returns - SOUND MIND INVESTING FUND		Label	1 Year	5 Years	10 Years
SOUND MIND INVESTING FUND		Return Before Taxes	5.17%	8.97%	5.99%
SOUND MIND INVESTING FUND | Return After Taxes on Distributions			4.54%	6.38%	3.08%
SOUND MIND INVESTING FUND | Return After Taxes on Distributions and Sale of Fund Shares			3.16%	6.41%	3.90%
S&P 500 Index			26.29%	15.69%	12.03%
SMI Custom Index	[1]		21.05%	11.84%	8.51%
[1]	Custom Index is comprised of 20% Russell 1000® Value Index, 20% Russell 1000® Growth Index, 20% Russell 2000® Value Index, 20% Russell 2000® Growth Index, and 20% MSCI EAFE Index.

After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or IRAs. The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the index would be lower).

Current performance of the SMI Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 764-3863, a toll-free number, or data current to the most recent month end may be accessed on the SMI Fund’s website at www.smifund.com.

SOUND MIND INVESTING FUND | Stock Market Risk [Member]

Stock Market Risk. Overall stock market risks may affect the value of the SMI Fund. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, pandemics, natural disasters, and political events affect the securities markets.  Movements in the stock market may affect adversely the specific securities held by the SMI Fund on a daily basis, and, as a result, such movements may negatively affect the SMI Fund’s net asset value per share (“NAV”). When the value of the SMI Fund’s investments goes down, your investment in the SMI Fund decreases in value and you could lose money.

SOUND MIND INVESTING FUND | Management Risk [Member]

Management Risk. The SMI Fund is subject to management risk as an actively-managed investment portfolio. The Advisor’s investment approach may fail to produce the intended results. If the Advisor’s perception of an Underlying Fund’s value is not realized in the expected time frame, the SMI Fund’s overall performance may suffer.

SOUND MIND INVESTING FUND | Other Investment Company Securities Risks [Member]

Other Investment Company Securities Risks. When the SMI Fund invests in another mutual fund or an ETF, the SMI Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the Underlying Fund. Therefore, the SMI Fund will incur higher expenses, many of which may be duplicative. In addition, the SMI Fund may be affected by losses of the Underlying Funds and the level of risk arising from the investment practices of the Underlying Funds (such as the use of derivative transactions by the Underlying Funds). The SMI Fund has no control over the investments and related risks taken by the Underlying Funds in which it invests. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

SOUND MIND INVESTING FUND | Style Risk [Member]

Style Risk. The SMI Fund may invest in Underlying Funds that use growth- and/or value- oriented investing styles, or other styles. If the Underlying Fund’s portfolio manager incorrectly assesses the growth potential of companies in which the fund invests, the securities purchased may not perform as expected, reducing the Underlying Fund’s return and ultimately reducing the SMI Fund’s return, or causing it to lose money on the investment. With respect to Underlying Funds with a value investing approach, the market may not agree with a value manager’s determination that the fund’s portfolio stocks are undervalued, and the prices of such portfolio securities may not increase to what the adviser believes are their full value. They may even decrease in value.

SOUND MIND INVESTING FUND | Small And Mid Cap Risk [Member]

Small- and Mid-Cap Risk. To the extent the SMI Fund invests in other investment companies that invest in small- and mid-cap companies, the SMI Fund will be subject to additional risks. Smaller companies may experience greater volatility, higher failure rates, more limited markets, product lines, financial resources, and less management experience than larger companies. Smaller companies may also have a lower trading volume, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

SOUND MIND INVESTING FUND | Volatility Risk [Member]

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the SMI Fund’s shares.

SOUND MIND INVESTING FUND | Portfolio Turnover Risk [Member]

Portfolio Turnover Risk. The SMI Fund’s investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

SOUND MIND INVESTING FUND | Foreign Securities Risk [Member]

Foreign Securities Risk. Underlying Funds in the SMI Fund’s portfolio may invest in foreign securities. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. To the extent that Underlying Funds invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies. Recent statements by U.S. securities and accounting regulatory agencies have expressed concern regarding information access and audit quality regarding issuers in China and other emerging market countries, which could present heightened risks associated with investments in these markets. Additionally, On November 12, 2020, the President of the United States issued an Executive Order to prohibit U.S. persons (which includes the SMI Fund) from purchasing the publicly traded securities of certain companies that are affiliated with China's military (the "Order"). The Order applies to the publicly traded securities of any company designated as a "Communist Chinese military company" ("CCMC") by the U.S. Department of Defense or the U.S. Treasury's Office of Foreign Assets Control ("OFAC"), and includes securities that are derivative of or that are designed to provide economic exposure to such companies. The Order initially applied to over 30 companies previously designated as CCMCs by the Department of Defense earlier in 2020. The Order provides for a 365-day divestment period for any CCMCs that are designated in the future.

SOUND MIND INVESTING FUND | Fixed Income Securities Risk [Member]

Fixed Income Securities Risk. Underlying Funds in the SMI Fund’s portfolio may invest in fixed income securities, including high-yield debt securities (junk bonds), which are subject to a number of risks. For example, the issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return. As nominal interest rates rise, the value of fixed income securities held by the SMI Fund is likely to decrease. A nominal interest rate is the sum of a real interest rate and an expected inflation rate.

SOUND MIND INVESTING FUND | High Yield Securities Junk Bond Risk [Member]

High-Yield Securities (“Junk Bond”) Risk. To the extent that the SMI Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the SMI Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the SMI Fund’s return.

SOUND MIND INVESTING FUND | Industry Or Sector Focus Risk [Member]

Industry or Sector Focus Risk. To the extent that Underlying Funds in which the SMI Fund invests focus their investments in a particular industry or sector, the SMI Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.

SOUND MIND INVESTING FUND | Derivatives Risk [Member]

Derivatives Risk. Underlying Funds in the SMI Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, index futures contracts and options thereon, and currency forwards. There is no guarantee such strategies will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the SMI Fund.

Underlying Funds may use derivative instruments such as put and call options and index futures contracts. There is no guarantee such strategies will work. If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying Fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the SMI Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the SMI Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, and any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the SMI Fund may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

SOUND MIND INVESTING FUND | Interest Rate Risk [Member]
Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.
SOUND MIND INVESTING FUND | Yield Curve Risk [Member]

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

SOUND MIND INVESTING FUND | Prepayment Risk [Member]

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, and any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

SOUND MIND INVESTING FUND | Liquidity Risk [Member]
Liquidity risk. This is the risk that assets held by the SMI Fund may not be liquid.
SOUND MIND INVESTING FUND | Credit Risk [Member]
Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.
SOUND MIND INVESTING FUND | Market Risk [Member]
Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.
SOUND MIND INVESTING FUND | Inflation Risk [Member]
Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.
SOUND MIND INVESTING FUND | Risk Nondiversified Status [Member]

Non-Diversification Risk. Underlying Funds in which the SMI Fund invests may be non-diversified under the Investment Company Act of 1940 (the “1940 Act”). This means that there is no restriction under the 1940 Act on how much the Underlying Fund may invest in the securities of a single issuer. Therefore, the value of the Underlying Fund’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

SOUND MIND INVESTING FUND | Commodity Risk [Member]

Commodity Risk. Some of the Underlying Funds and other instruments in the SMI Fund’s portfolio may invest directly or indirectly in any physical commodities, including but not limited to, gold, silver, and other precious materials. Accordingly, the SMI Fund may be affected by changes in commodity prices which can move significantly in short periods of time and be affected by new discoveries or changes in government regulation. Income derived from investments in Underlying Funds that invest in commodities may not be qualifying income for purposes of the “regulated investment company” (“RIC”) tax qualification tests. This could make it more difficult (or impossible) for the SMI Fund to qualify as a RIC.

Furthermore, in September 2016, the Internal Revenue Service (“IRS”) announced that it will no longer issue private letter rulings on questions relating to the treatment of a corporation as a RIC that require a determination of whether a financial instrument or position, such as a commodity-linked or structured note, is a security under section 2(a)(36) of the 1940 Act. (A financial instrument or position that constitutes a security under section 2(a)(36) of the 1940 Act generates qualifying income for a corporation taxed as a regulated investment company.) This caused the IRS to revoke the portion of any rulings that required such a determination, some of which were revoked retroactively and others of which were revoked prospectively as of a date agreed upon with the IRS. Should the IRS issue further guidance, or Congress enact legislation, that adversely affects the tax treatment of the Underlying Fund’s use of commodity-linked notes (which guidance might be applied retroactively), it could, among other consequences, limit the SMI Fund’s and the Underlying Fund’s ability to pursue its investment strategy.

SOUND MIND INVESTING FUND | Bitcoin Risk [Member]

Bitcoin Risk. Underlying Funds in which the SMI Fund invests may have exposure to bitcoin, including through bitcoin futures. The value of an Underlying Fund’s investment in bitcoin is subject to fluctuations in the value of bitcoins. The value of bitcoins is determined by the supply of and demand for bitcoins in the global market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of an Underlying Fund. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect the SMI Fund’s investment in Underlying Funds. Bitcoin transactions are irrevocable, and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of the SMI Fund’s investment in an Underlying Fund.

SOUND MIND INVESTING FUND | R I C Qualification Risk [Member]

RIC Qualification Risk. To qualify for treatment as a “regulated investment company” (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the SMI Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the SMI Fund’s investments in certain ETFs or publicly traded partnerships (“PTPs”) that invest in or hold physical commodities could cause the SMI Fund to fail the income source component of the RIC requirements. If, in any year, the SMI Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the SMI Fund would be taxed as an ordinary corporation (i.e., a C corporation) and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the SMI Fund’s net assets, the amount of income available for distribution and the amount of distributions.

SOUND MIND INVESTING FUND | Publicly Traded Partnership Risk [Member]

Publicly Traded Partnership Risk. Publicly traded partnerships (“PTPs”) are partnerships that may be publicly traded on the New York Stock Exchange (“NYSE”) and NASDAQ. They often own businesses or properties relating to energy, natural resources or real estate. They are generally operated under the supervision of one or more managing partners or members. State law may offer fewer protections from enterprise liability to investors in a partnership compared to investors in a corporation. Distribution and management fees may be substantial. Losses are generally considered passive and cannot offset income other than income or gains relating to the same entity. These tax consequences may differ for different types of entities because PTPs can be taxed as partnerships or corporations. Many PTPs may operate in certain limited sectors such as, without limitation, energy, natural resources, and real estate, which may be volatile or subject to periodic downturns. Growth may be limited because most cash is paid out to unit holders rather than retained to finance growth. The performance of PTPs may be partly tied to interest rates. Rising interest rates, a poor economy, or weak cash flows are among the factors that can pose significant risks for investments in PTPs. Investments in PTPs also may be relatively illiquid at times.

SOUND MIND INVESTING FUND | Market Timing Risk [Member]

Market Timing Risk. Because the SMI Fund does not consider Underlying Funds’ policies and procedures with respect to market timing, performance of the Underlying Funds may be diluted due to market timing and therefore may affect the performance of the SMI Fund.

SOUND MIND INVESTING FUND | Cybersecurity Risk [Member]

Cybersecurity Risk. The SMI Fund and its service providers may be subject to operational and information security risks resulting from breaches in cybersecurity that may cause the SMI Fund to lose or compromise confidential information, suffer data corruption or lose operational capacity. Similar types of cybersecurity risks are also present for issuers of securities in which the SMI Fund may invest, which may cause the SMI Fund’s investments in such companies to lose value. There is no guarantee the SMI Fund will be successful in protecting against cybersecurity breaches.

SMI Multi-Strategy Fund
SUMMARY SECTION - SMI MULTI-STRATEGY FUND
Investment Objective

The SMI Multi-Strategy Fund (the “Multi-Strategy Fund” and previously, the “SMI 50/40/10 Fund and the “SMI Conservative Allocation Fund”) seeks total return. Total return is composed of both income and capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Multi-Strategy Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	SMI Multi-Strategy Fund SMI Multi-Strategy Fund USD ($)
Fee for Redemptions Paid by Wire	$ 15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SMI Multi-Strategy Fund SMI Multi-Strategy Fund
Management Fees	0.90%
Distribution (12b-1) Fees	none
Other Expenses	0.32%
Acquired Fund Fees and Expenses	0.30%	[1]
Total Annual Fund Operating Expenses	1.52%	[2]
[1]	“Total Annual Fund Operating Expenses” shown in the table above differ from the ratio of expenses to average net assets shown in the Financial Highlights because the Financial Highlights exclude “Acquired Fund Fees and Expenses.”
[2]	Effective March 1, 2024, the Advisor has entered into an operating expense limitation agreement where it has contractually agreed to waive its fee and/or reimburse certain expenses until February 28, 2025 to the extent necessary so that the Fund’s Total Annual Fund Operating Expenses do not exceed 1.30% of the Multi-Strategy Fund’s average daily net assets. For the period November 1, 2022 through March 1, 2023, the expense cap for the Multi-Strategy Fund was 1.15%. For the fiscal year ended October 31, 2023, the Advisor waived fees equal to 0.01% of the Fund’s average net assets.

Expense Example:
This Example is intended to help you compare the cost of investing in the Multi-Strategy Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Multi-Strategy Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year that the Multi-Strategy Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
SMI Multi-Strategy Fund | SMI Multi-Strategy Fund | USD ($)	155	480	829	1,813

Portfolio Turnover

The Multi-Strategy Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Multi-Strategy Fund’s performance. During the most recent fiscal year, the Multi-Strategy Fund’s portfolio turnover rate was 196.14% of the average value of its portfolio.

Principal Investment Strategies

SMI Advisory Services, LLC (the “Advisor”), the Multi-Strategy Fund’s adviser, typically allocates the Multi-Strategy Fund’s assets on a 50/40/10 basis among various investment strategies as follows:

50% - Dynamic Asset Allocation Strategy

40% - Stock Upgrading Strategy

10% - Sector Rotation Strategy

However, the Strategy allocations may be adjusted by adding up to 25% to or by subtracting up to 25% from the target percentage allocations shown above, based on the Advisor’s proprietary indicators.

Dynamic Asset Allocation Strategy. This strategy involves investing in open-end mutual funds and exchange-traded funds (“ETFs”) (collectively “Underlying Funds”) that invest in securities from the following six asset classes – U.S. Equities, International Equities, Fixed Income Securities, Real Estate, Precious Metals, and Cash. Markets experience times of inflation, deflation, economic growth and recession. The Advisor believes great value can be added by adjusting portfolio exposure between the six asset classes as changes in market environments are identified. Generally, the Advisor will invest in each of the three “best” asset classes as determined by the Advisor. The Advisor generally divides investments into each of the three categories into approximately equal amounts. The factors considered in determining which asset classes are best at a particular point in time include, but are not limited to each class’s total returns for the most recent one, three, six, and twelve months, changes in those returns, asset flows, and historical volatility. The Advisor periodically rebalances the Multi-Strategy Fund’s asset allocation in response to market conditions as well as to balance the Multi-Strategy Fund’s exposure to the chosen asset classes. The Multi-Strategy Fund’s investment strategy involves active trading, which may result in a high portfolio turnover rate. The Multi-Strategy Fund obtains its exposure to the particular asset classes by investing in the instruments below:

U.S. Equities – The Multi-Strategy Fund may invest in Underlying Funds that invest primarily in the equity securities of companies located in the United States. The Underlying Funds may invest in companies of any market capitalization. The Multi-Strategy Fund may also invest directly in such companies. The Multi-Strategy Fund may also invest in Underlying Funds that utilize derivatives, such as investing in futures contracts.

International Equities – The Multi-Strategy Fund may invest in Underlying Funds that invest primarily in the equity securities of companies located outside of the United States, including issuers located in emerging market countries. The Underlying Funds may invest in companies of any market capitalization. The Multi-Strategy Fund may also invest directly in such companies. The Multi-Strategy Fund may also invest in Underlying Funds that utilize derivatives, such as investing in futures contracts.

Fixed Income Securities – The Multi-Strategy Fund may invest in Underlying Funds that invest primarily in fixed income securities of varying maturities and credit qualities including high-risk debt securities (or junk bonds). There are no limits on the level of investment in which the Multi-Strategy Fund may invest with respect to high-risk debt securities and there is no average weighted maturity of the securities in which the Multi-Strategy Fund must invest. The Underlying Funds may invest in fixed income securities denominated in foreign currencies. The Underlying Funds may also invest in derivative instruments, such as options, futures contracts, currency forwards or credit default swap agreements.

Real Estate – The Multi-Strategy Fund may invest in Underlying Funds that invest primarily in real estate securities. The Multi-Strategy Fund may also invest in real estate investment trusts (“REITs”).

Precious Metals –The Multi-Strategy Fund may invest in Underlying Funds that invest primarily in precious metals. The Multi-Strategy Fund may also invest in Underlying Funds that invest in mining and other precious metal related companies. The Multi-Strategy Fund may also invest in Publicly Traded Partnerships (PTPs) that invest in precious metals. PTPs are traded on stock exchanges or markets such as the New York Stock Exchange and NASDAQ. They are generally treated as “pass-through” entities for tax purposes; they do not ordinarily pay income taxes, but pass their earnings on to unit holders.

Cash (and cash equivalents) –The Multi-Strategy Fund may invest in short-term cash instruments including U.S. Treasury securities, repurchase agreements, short-term debt instruments, money market deposit accounts, and money market funds and ETFs that focus on investing in the foregoing.

Stock Upgrading Strategy – This strategy is a systematic investment approach that is based on the belief of the Advisor that superior returns can be obtained by constantly monitoring the performance of a wide universe of other investment companies, and standing ready to move assets into funds deemed by the Advisor to be most attractive at the time of analysis. So long as the other investment companies have a track record of a minimum of 12 months, they may be monitored by the Advisor as a potential investment. This upgrading process strives to keep assets invested in funds that are demonstrating superior current performance relative to their peers as determined by a combination of size and investment style criteria.

The Multi-Strategy Fund primarily invests this portion of the portfolio in open-end equity mutual funds, exchange-traded funds (“ETFs”) and publicly traded partnerships (each an “Underlying

Fund,” and collectively, “Underlying Funds”) using its Stock Upgrading strategy. Generally, Underlying Funds with the highest momentum scores are chosen. Underlying Funds that do not have the highest momentum scores may not outperform and could, in fact, lose money. These Underlying Funds may, in turn, invest in a broad range of equity securities, including foreign securities and securities of issuers located in emerging markets. Underlying Funds also may invest in other investments, including but not limited to, commodities, fixed income securities of any maturity or credit quality, including high-yield, high-risk debt securities (junk bonds), and they may engage in derivative transactions. The Underlying Funds are typically categorized into the following seven “risk categories”: Large Value, Large Growth, Small Value, Small Growth, International, Commodities, and Non-Diversified (which includes concentrated and other higher-risk funds that are not normally included in the six other risk categories). The Multi-Strategy Fund may or may not hold investments in all seven categories simultaneously. Target allocations for each of the seven risk categories are monitored continuously and can shift based on relative performance, and holdings for each of the seven risk categories can range from 0% - 66% of the overall Stock Upgrading portfolio. The Stock Upgrading strategy also incorporates defensive protocols and may occasionally shift part or all of the portfolio holdings out of equity funds or commodities and into holdings focused on fixed income and/or cash based on the Advisor’s proprietary indicators.

The Advisor is under common control with the publisher of the Sound Mind Investing Newsletter (the “Newsletter”), a monthly financial publication that recommends a Stock Upgrading Strategy similar to the strategy utilized by the Multi-Strategy Fund. Although Underlying Funds purchased by the Multi-Strategy Fund generally will be highly ranked in the Newsletter, the Multi-Strategy Fund may also invest in funds not included in the Newsletter, including Underlying Funds not available to the general public but only to institutional investors.

It should be noted that, even though the Advisor’s upgrading process ranks Underlying Funds primarily on the basis of performance, past performance is no guarantee of future performance.

Sector Rotation Strategy – This strategy involves the Advisor selecting from a universe of Underlying Funds it has compiled using proprietary methods. Generally, the Underlying Funds with a strong focus on a particular sector are chosen. This universe is specifically designed by the Advisor to balance exposure to a wide variety of market sectors and industries. This universe includes leveraged, non-leveraged and inverse Underlying Funds. The Advisor ranks these Underlying Funds based on their recent performance across multiple short-term performance periods, then uses an upgrading approach to invest in the top performing market sector or sectors. Once a particular sector or sectors is identified, the Advisor purchases one or more Underlying Funds to gain the desired exposure to that particular sector. In the Sector Rotation Strategy portion of the Multi-Strategy Fund’s portfolio, exposure may be to as few as one or two sectors at any given time, and as few as one Underlying Fund may be utilized to achieve this exposure.

The Multi-Strategy Fund indirectly will bear its proportionate share of all management fees and other expenses of the Underlying Funds in which it invests. Therefore, the Multi-Strategy Fund will incur higher expenses than other mutual funds that invest directly in securities. Actual expenses are expected to vary with changes in the allocation of the Multi-Strategy Fund’s assets among the various Underlying Funds in which it invests.

Principal Risks

All investments involve risks, and the Multi-Strategy Fund cannot guarantee that it will achieve its investment objective. An investment in the Multi-Strategy Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Multi-Strategy Fund’s returns and share price will fluctuate, and you may lose money by investing in the Multi-Strategy Fund. Below are some of the specific risks of investing in the Multi-Strategy Fund. Insofar as the Multi-Strategy Fund invests in Underlying Funds, it may be directly subject to the risks described in this section of the prospectus. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time.

Stock Market Risk. Overall stock market risks may affect the value of the Funds. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, pandemics, natural disasters, and political events affect the securities markets.  Movements in the stock market may affect adversely the specific securities held by each Fund on a daily basis, and, as a result, such movements may negatively affect the Funds’ net asset value per share (“NAV”). When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Management Risk. The Multi-Strategy Fund is subject to management risk as an actively-managed investment portfolio. The Advisor’s investment approach may fail to produce the intended results. If the Advisor’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Multi-Strategy Fund’s overall performance may suffer.

Other Investment Company Securities Risks. When the Multi-Strategy Fund invests in another mutual fund or an ETF, the Multi-Strategy Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the Underlying Fund. Therefore, the Multi-Strategy Fund will incur higher expenses, many of which may be duplicative. In addition, the Multi-Strategy Fund may be affected by losses of the Underlying Funds and the level of risk arising from the investment practices of the Underlying Funds (such as the use of derivatives transactions by the Underlying Funds). The Multi-Strategy Fund has no control over the investments and related risks taken by the Underlying Funds in which it invests. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Inverse and Leveraged ETF Risks. To the extent that the Multi-Strategy Fund invests in inverse or leveraged ETFs, the value of the Multi-Strategy Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. Most inverse and leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Fixed Income Securities Risk. To the extent the Multi-Strategy Fund invests in Underlying Funds that invest in fixed income securities, the Multi-Strategy Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Multi-Strategy Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Multi-Strategy Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The SMI Multi-Strategy Fund may invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Multi-Strategy Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Multi-Strategy Fund may be required to invest its assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Multi-Strategy Fund for any particular period.

High-Yield Securities (“Junk Bond”) Risk. To the extent the Multi-Strategy Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Multi-Strategy Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Multi-Strategy Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Multi-Strategy Fund or an Underlying Fund may lose its entire investment, which will affect the Multi-Strategy Fund’s return.

Portfolio Turnover Risk. The Multi-Strategy Fund’s investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Foreign Securities Risk. To the extent the Multi-Strategy Fund invests in Underlying Funds that invest in foreign securities, it will be subject to risks not typically associated with domestic securities, such as currency risks, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. To the extent that Underlying Funds invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies. Recent statements by U.S. securities and accounting regulatory agencies have expressed concern regarding information access and audit quality regarding issuers in China and other emerging market countries, which could present heightened risks associated with investments in these markets. Additionally, On November 12, 2020, the President of the United States issued an Executive Order to prohibit U.S. persons (which includes the Multi-Strategy Fund) from purchasing the publicly traded securities of certain companies that are affiliated with China's military (the "Order"). The Order applies to the publicly traded securities of any company designated as a "Communist Chinese military company" ("CCMC") by the U.S. Department of Defense or the U.S. Treasury's Office of Foreign Assets Control ("OFAC"), and includes securities that are derivative of or that are designed to provide economic exposure to such companies. The Order initially applied to over 30 companies previously designated as CCMCs by the Department of Defense earlier in 2020. The Order provides for a 365-day divestment period for any CCMCs that are designated in the future.

Real Estate Risk. The Multi-Strategy Fund may invest in Underlying Funds that invest in real estate securities. Real estate securities are susceptible to the many risks associated with the direct ownership of real estate, including declines in property values, increases in property taxes, operating expenses, interest rates or competition, overbuilding, changes in zoning laws, or losses from casualty or condemnation. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Multi-Strategy Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Multi-Strategy Fund invests in addition to the expenses incurred directly by the Multi-Strategy Fund.

Credit Default Swaps Product Risk.  To the extent that the Multi-Strategy Fund invests in Underlying Funds that invest in credit default swaps and related instruments, such as credit default swap index products, it may be subject to greater risks than if an investment was made directly in the reference obligation.  These instruments are subject to general market risks, liquidity risks and credit risks, and may result in a loss of value to the Multi-Strategy Fund.  The credit default swap market may be subject to additional regulations in the future.

Mortgage-Backed and Asset-Backed Securities Risk.  To the extent that the Multi-Strategy Fund invests in Underlying Funds that invest in these securities, movements in interest rates may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying mortgages and other assets and prepayment risk.

Market Timing Risk. Because the Multi-Strategy Fund does not consider Underlying Funds’ policies and procedures with respect to market timing, performance of the Underlying Funds may be diluted due to market timing and therefore may affect the performance of the Multi-Strategy Fund.

Small- and Mid-Cap Stocks Risk. To the extent the Multi-Strategy Fund invests in Underlying Funds that invest in small- and mid-cap company stocks, it will be subject to more volatility and less liquidity than large company stocks. Small- and mid-cap companies are less widely followed by stock analysts and less information about them is available to investors.

Commodity Risk. Some of the Underlying Funds and other instruments in the Multi-Strategy Fund’s portfolio may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials. Accordingly, the Multi-Strategy Fund may be affected by changes in commodity prices which can move significantly in short periods of time and be affected by new discoveries or changes in government regulation. Income derived from investments in Underlying Funds that invest in commodities may not be qualifying income for purposes of the “regulated investment company” (“RIC”) tax qualification tests. This could make it more difficult (or impossible) for the Multi-Strategy Fund to qualify as a RIC.

Furthermore, in September 2016, the Internal Revenue Service (“IRS”) announced that it will no longer issue private letter rulings on questions relating to the treatment of a corporation as a RIC that require a determination of whether a financial instrument or position, such as a commodity-

linked or structured note, is a security under section 2(a)(36) of the 1940 Act. (A financial instrument or position that constitutes a security under section 2(a)(36) of the 1940 Act generates qualifying income for a corporation taxed as a regulated investment company.) This caused the IRS to revoke the portion of any rulings that required such a determination, some of which were revoked retroactively and others of which were revoked prospectively as of a date agreed upon with the IRS. Should the IRS issue further guidance, or Congress enact legislation, that adversely affects the tax treatment of the Underlying Fund’s use of commodity-linked notes (which guidance might be applied retroactively), it could, among other consequences, limit the Fund’s and the Underlying Fund’s ability to pursue its investment strategy.

Bitcoin Risk. Underlying Funds in which the Multi-Strategy Fund invests may have exposure to bitcoin, including through bitcoin futures. The value of an Underlying Fund’s investment in bitcoin is subject to fluctuations in the value of bitcoins. The value of bitcoins is determined by the supply of and demand for bitcoins in the global market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of an Underlying Fund. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect the Multi-Strategy Fund’s investment in Underlying Funds. Bitcoin transactions are irrevocable, and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of the Multi-Strategy Fund’s investment in an Underlying Fund.

RIC Qualification Risk. To qualify for treatment as a “regulated investment company” (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Multi-Strategy Fund’s investments in certain ETFs or publicly traded partnerships (“PTPs”) that invest in or hold physical commodities could cause the Multi-Strategy Fund to fail the income source component of the RIC requirements. If, in any year, the Multi-Strategy Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Multi-Strategy Fund would be taxed as an ordinary corporation (i.e., a C corporation) and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Multi-Strategy Fund’s net assets, the amount of income available for distribution and the amount of distributions.

Publicly Traded Partnership Risk. Publicly traded partnerships (“PTPs”) are partnerships that may be publicly traded on the New York Stock Exchange (“NYSE”) and NASDAQ. They often own businesses or properties relating to energy, natural resources or real estate. They are generally operated under the supervision of one or more managing partners or members. State law may offer fewer protections from enterprise liability to investors in a partnership compared to investors in a corporation. Distribution and management fees may be substantial. Losses are generally considered passive and cannot offset income other than income or gains relating to the same entity. These tax consequences may differ for different types of entities because PTPs can be taxed as partnerships or corporations. Many PTPs may operate in certain limited sectors such as, without limitation, energy, natural resources, and real estate, which may be volatile or subject to periodic downturns. Growth may be limited because most cash is paid out to unit holders rather than retained to finance growth. The performance of PTPs may be partly tied to interest rates. Rising interest rates, a poor economy, or weak cash flows are among the factors that can pose significant risks for investments in PTPs. Investments in PTPs also may be relatively illiquid at times.

Derivatives Risk. To the extent the Multi-Strategy Fund invests in Underlying Funds that utilize derivatives, such as futures contracts, currency forwards and credit default swaps, the Multi-Strategy Fund is subject to the risk associated with such derivatives. Additionally, with respect to the equity investments of the Fund, Underlying Funds may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work.

The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Multi-Strategy Fund.

Underlying Funds may use derivatives such as put and call options and index futures contracts. There is no guarantee such strategies will work. If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying Fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Multi-Strategy Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the Multi-Strategy Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, and any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the Multi-Strategy Fund may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

Industry or Sector Focus Risk. To the extent that Underlying Funds in which the Multi-Strategy Fund invests focus their investments in a particular industry or sector, the Multi-Strategy Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.

Ratings Agencies Risk. Ratings agencies assign ratings to securities based on that agency’s opinion of the quality of debt securities. Ratings are not absolute standards of quality, do not reflect an evaluation of market risk, and do not necessary correlate with yield.

Style Risk. The particular style or styles used primarily by the advisers of Underlying Funds in which the Multi-Strategy Fund invests may not produce the best results and may increase the volatility of the Multi-Strategy Fund’s share price.

Volatility Risk. The value of the Multi-Strategy Fund’s investment portfolio will change as the prices of its investments go up or down.

Liquidity Risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

Non-Diversification Risk. Underlying Funds in which the Multi-Strategy Fund invests may be non-diversified under the 1940 Act. This means that there is no restriction under the 1940 Act on how much the Underlying Fund may invest in the securities of a single issuer. Therefore, the value of the Underlying Fund’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

Cash Risk. From time to time, the Multi-Strategy Fund may hold a substantial cash position. If the market advances during periods when the Multi-Strategy Fund is holding a large cash position, the Multi-Strategy Fund may not participate as much as it would have if it had been more fully invested, and may not achieve its investment objective. To the extent the Multi-Strategy Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Multi-Strategy Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses in addition to the Multi-Strategy Fund’s direct fees and expenses.

Cybersecurity Risk. The Multi-Strategy Fund and its service providers may be subject to operational and information security risks resulting from breaches in cybersecurity that may cause the Multi-Strategy Fund to lose or compromise confidential information, suffer data corruption or lose operational capacity. Similar types of cybersecurity risks are also present for issuers of securities in which the Multi-Strategy Fund may invest, which may cause the Multi-Strategy Fund’s investments in such companies to lose value. There is no guarantee the Multi-Strategy Fund will be successful in protecting against cybersecurity breaches.

Performance

The bar chart below shows how the Multi-Strategy Fund’s investment results have varied from year to year. The table below shows how the Multi-Strategy Fund’s average annual total returns for the one-year, five-year and since inception periods compare to those of two broad-based securities market indices, and to a custom benchmark index comprised 60% of the S&P 500® Index and 40% of the Bloomberg U.S. Aggregate Bond© Index. The Multi-Strategy Fund began operations on April 29, 2015. Past performance of the Multi-Strategy Fund is not necessarily an indication of how the Fund will perform in the future. Effective April 27, 2018, the Multi-Strategy Fund was merged with another mutual fund (the “Merged Fund”) advised by the Advisor, and the Multi-Strategy Fund materially revised its strategies so as to reflect the investment strategies of the Merged Fund. Performance prior to April 27, 2018 in the bar chart and table reflects the performance of the Merged Fund.

Annual Total Return (years ended December 31st)

Highest/Lowest quarterly results during this time period were:
Best Quarter:	2nd Quarter, 2020, 12.51%
Worst Quarter:	4th Quarter, 2018, (13.35)%

AVERAGE ANNUAL TOTAL RETURNS (for the period ended December 31, 2023)
Average Annual Total Returns - SMI Multi-Strategy Fund	Label	1 Year	5 Years	Since Inception	Inception Date
SMI Multi-Strategy Fund	Return Before Taxes	6.60%	6.42%	4.07%	Apr. 29, 2015
SMI Multi-Strategy Fund | Return After Taxes on Distributions		6.37%	5.15%	3.14%
SMI Multi-Strategy Fund | Return After Taxes on Distributions and Sale of Fund Shares		4.04%	4.71%	2.97%
S&P 500 Index		26.29%	15.69%	11.95%
Bloomberg U.S. Aggregate Bond Index		5.53%	1.10%	1.26%
Weighted Index (60% of the S&P 500 Index and 40% of the Bloomberg U.S. Aggregate Bond Index)		17.67%	9.98%	7.83%

After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or IRAs. The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the index would be lower).

Current performance of the Multi-Strategy Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 764-3863, a toll-free number, or data current to the most recent month end may be accessed on the Fund’s website at www.smifund.com.

SMI Multi-Strategy Fund | Stock Market Risk [Member]

Stock Market Risk. Overall stock market risks may affect the value of the Funds. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, pandemics, natural disasters, and political events affect the securities markets.  Movements in the stock market may affect adversely the specific securities held by each Fund on a daily basis, and, as a result, such movements may negatively affect the Funds’ net asset value per share (“NAV”). When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

SMI Multi-Strategy Fund | Management Risk [Member]

Management Risk. The Multi-Strategy Fund is subject to management risk as an actively-managed investment portfolio. The Advisor’s investment approach may fail to produce the intended results. If the Advisor’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Multi-Strategy Fund’s overall performance may suffer.

SMI Multi-Strategy Fund | Other Investment Company Securities Risks [Member]

Other Investment Company Securities Risks. When the Multi-Strategy Fund invests in another mutual fund or an ETF, the Multi-Strategy Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the Underlying Fund. Therefore, the Multi-Strategy Fund will incur higher expenses, many of which may be duplicative. In addition, the Multi-Strategy Fund may be affected by losses of the Underlying Funds and the level of risk arising from the investment practices of the Underlying Funds (such as the use of derivatives transactions by the Underlying Funds). The Multi-Strategy Fund has no control over the investments and related risks taken by the Underlying Funds in which it invests. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

SMI Multi-Strategy Fund | Style Risk [Member]

Style Risk. The particular style or styles used primarily by the advisers of Underlying Funds in which the Multi-Strategy Fund invests may not produce the best results and may increase the volatility of the Multi-Strategy Fund’s share price.

SMI Multi-Strategy Fund | Volatility Risk [Member]
Volatility Risk. The value of the Multi-Strategy Fund’s investment portfolio will change as the prices of its investments go up or down.
SMI Multi-Strategy Fund | Portfolio Turnover Risk [Member]

Portfolio Turnover Risk. The Multi-Strategy Fund’s investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

SMI Multi-Strategy Fund | Foreign Securities Risk [Member]

Foreign Securities Risk. To the extent the Multi-Strategy Fund invests in Underlying Funds that invest in foreign securities, it will be subject to risks not typically associated with domestic securities, such as currency risks, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. To the extent that Underlying Funds invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies. Recent statements by U.S. securities and accounting regulatory agencies have expressed concern regarding information access and audit quality regarding issuers in China and other emerging market countries, which could present heightened risks associated with investments in these markets. Additionally, On November 12, 2020, the President of the United States issued an Executive Order to prohibit U.S. persons (which includes the Multi-Strategy Fund) from purchasing the publicly traded securities of certain companies that are affiliated with China's military (the "Order"). The Order applies to the publicly traded securities of any company designated as a "Communist Chinese military company" ("CCMC") by the U.S. Department of Defense or the U.S. Treasury's Office of Foreign Assets Control ("OFAC"), and includes securities that are derivative of or that are designed to provide economic exposure to such companies. The Order initially applied to over 30 companies previously designated as CCMCs by the Department of Defense earlier in 2020. The Order provides for a 365-day divestment period for any CCMCs that are designated in the future.

SMI Multi-Strategy Fund | Fixed Income Securities Risk [Member]

Fixed Income Securities Risk. To the extent the Multi-Strategy Fund invests in Underlying Funds that invest in fixed income securities, the Multi-Strategy Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Multi-Strategy Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Multi-Strategy Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The SMI Multi-Strategy Fund may invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Multi-Strategy Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Multi-Strategy Fund may be required to invest its assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Multi-Strategy Fund for any particular period.

SMI Multi-Strategy Fund | High Yield Securities Junk Bond Risk [Member]

High-Yield Securities (“Junk Bond”) Risk. To the extent the Multi-Strategy Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Multi-Strategy Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Multi-Strategy Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Multi-Strategy Fund or an Underlying Fund may lose its entire investment, which will affect the Multi-Strategy Fund’s return.

SMI Multi-Strategy Fund | Industry Or Sector Focus Risk [Member]

Industry or Sector Focus Risk. To the extent that Underlying Funds in which the Multi-Strategy Fund invests focus their investments in a particular industry or sector, the Multi-Strategy Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.

SMI Multi-Strategy Fund | Derivatives Risk [Member]

Derivatives Risk. To the extent the Multi-Strategy Fund invests in Underlying Funds that utilize derivatives, such as futures contracts, currency forwards and credit default swaps, the Multi-Strategy Fund is subject to the risk associated with such derivatives. Additionally, with respect to the equity investments of the Fund, Underlying Funds may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work.

The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Multi-Strategy Fund.

Underlying Funds may use derivatives such as put and call options and index futures contracts. There is no guarantee such strategies will work. If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying Fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Multi-Strategy Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the Multi-Strategy Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, and any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the Multi-Strategy Fund may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

SMI Multi-Strategy Fund | Interest Rate Risk [Member]
Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.
SMI Multi-Strategy Fund | Yield Curve Risk [Member]

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

SMI Multi-Strategy Fund | Prepayment Risk [Member]

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, and any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

SMI Multi-Strategy Fund | Liquidity Risk [Member]
Liquidity risk. This is the risk that assets held by the Multi-Strategy Fund may not be liquid.
SMI Multi-Strategy Fund | Credit Risk [Member]
Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.
SMI Multi-Strategy Fund | Market Risk [Member]
Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.
SMI Multi-Strategy Fund | Inflation Risk [Member]
Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.
SMI Multi-Strategy Fund | Risk Nondiversified Status [Member]

Non-Diversification Risk. Underlying Funds in which the Multi-Strategy Fund invests may be non-diversified under the 1940 Act. This means that there is no restriction under the 1940 Act on how much the Underlying Fund may invest in the securities of a single issuer. Therefore, the value of the Underlying Fund’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

SMI Multi-Strategy Fund | Commodity Risk [Member]

Commodity Risk. Some of the Underlying Funds and other instruments in the Multi-Strategy Fund’s portfolio may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials. Accordingly, the Multi-Strategy Fund may be affected by changes in commodity prices which can move significantly in short periods of time and be affected by new discoveries or changes in government regulation. Income derived from investments in Underlying Funds that invest in commodities may not be qualifying income for purposes of the “regulated investment company” (“RIC”) tax qualification tests. This could make it more difficult (or impossible) for the Multi-Strategy Fund to qualify as a RIC.

Furthermore, in September 2016, the Internal Revenue Service (“IRS”) announced that it will no longer issue private letter rulings on questions relating to the treatment of a corporation as a RIC that require a determination of whether a financial instrument or position, such as a commodity-

linked or structured note, is a security under section 2(a)(36) of the 1940 Act. (A financial instrument or position that constitutes a security under section 2(a)(36) of the 1940 Act generates qualifying income for a corporation taxed as a regulated investment company.) This caused the IRS to revoke the portion of any rulings that required such a determination, some of which were revoked retroactively and others of which were revoked prospectively as of a date agreed upon with the IRS. Should the IRS issue further guidance, or Congress enact legislation, that adversely affects the tax treatment of the Underlying Fund’s use of commodity-linked notes (which guidance might be applied retroactively), it could, among other consequences, limit the Fund’s and the Underlying Fund’s ability to pursue its investment strategy.

SMI Multi-Strategy Fund | Bitcoin Risk [Member]

Bitcoin Risk. Underlying Funds in which the Multi-Strategy Fund invests may have exposure to bitcoin, including through bitcoin futures. The value of an Underlying Fund’s investment in bitcoin is subject to fluctuations in the value of bitcoins. The value of bitcoins is determined by the supply of and demand for bitcoins in the global market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of an Underlying Fund. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect the Multi-Strategy Fund’s investment in Underlying Funds. Bitcoin transactions are irrevocable, and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of the Multi-Strategy Fund’s investment in an Underlying Fund.

SMI Multi-Strategy Fund | R I C Qualification Risk [Member]

RIC Qualification Risk. To qualify for treatment as a “regulated investment company” (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Multi-Strategy Fund’s investments in certain ETFs or publicly traded partnerships (“PTPs”) that invest in or hold physical commodities could cause the Multi-Strategy Fund to fail the income source component of the RIC requirements. If, in any year, the Multi-Strategy Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Multi-Strategy Fund would be taxed as an ordinary corporation (i.e., a C corporation) and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Multi-Strategy Fund’s net assets, the amount of income available for distribution and the amount of distributions.

SMI Multi-Strategy Fund | Publicly Traded Partnership Risk [Member]

Publicly Traded Partnership Risk. Publicly traded partnerships (“PTPs”) are partnerships that may be publicly traded on the New York Stock Exchange (“NYSE”) and NASDAQ. They often own businesses or properties relating to energy, natural resources or real estate. They are generally operated under the supervision of one or more managing partners or members. State law may offer fewer protections from enterprise liability to investors in a partnership compared to investors in a corporation. Distribution and management fees may be substantial. Losses are generally considered passive and cannot offset income other than income or gains relating to the same entity. These tax consequences may differ for different types of entities because PTPs can be taxed as partnerships or corporations. Many PTPs may operate in certain limited sectors such as, without limitation, energy, natural resources, and real estate, which may be volatile or subject to periodic downturns. Growth may be limited because most cash is paid out to unit holders rather than retained to finance growth. The performance of PTPs may be partly tied to interest rates. Rising interest rates, a poor economy, or weak cash flows are among the factors that can pose significant risks for investments in PTPs. Investments in PTPs also may be relatively illiquid at times.

SMI Multi-Strategy Fund | Market Timing Risk [Member]

Market Timing Risk. Because the Multi-Strategy Fund does not consider Underlying Funds’ policies and procedures with respect to market timing, performance of the Underlying Funds may be diluted due to market timing and therefore may affect the performance of the Multi-Strategy Fund.

SMI Multi-Strategy Fund | Cybersecurity Risk [Member]

Cybersecurity Risk. The Multi-Strategy Fund and its service providers may be subject to operational and information security risks resulting from breaches in cybersecurity that may cause the Multi-Strategy Fund to lose or compromise confidential information, suffer data corruption or lose operational capacity. Similar types of cybersecurity risks are also present for issuers of securities in which the Multi-Strategy Fund may invest, which may cause the Multi-Strategy Fund’s investments in such companies to lose value. There is no guarantee the Multi-Strategy Fund will be successful in protecting against cybersecurity breaches.

SMI Multi-Strategy Fund | Inverse And Leveraged E T F Risks [Member]

Inverse and Leveraged ETF Risks. To the extent that the Multi-Strategy Fund invests in inverse or leveraged ETFs, the value of the Multi-Strategy Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. Most inverse and leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

SMI Multi-Strategy Fund | Credit [Member]

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

SMI Multi-Strategy Fund | Change In Rating Risk [Member]
Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.
SMI Multi-Strategy Fund | Interest Rate [Member]

Interest Rate Risk. The value of the Multi-Strategy Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Multi-Strategy Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

SMI Multi-Strategy Fund | Duration Risk [Member]
Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.
SMI Multi-Strategy Fund | Prepayment [Member]

Prepayment Risk. The SMI Multi-Strategy Fund may invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

SMI Multi-Strategy Fund | Income Risk [Member]

Income Risk. The Multi-Strategy Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Multi-Strategy Fund may be required to invest its assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Multi-Strategy Fund for any particular period.

SMI Multi-Strategy Fund | Real Estate Risk [Member]

Real Estate Risk. The Multi-Strategy Fund may invest in Underlying Funds that invest in real estate securities. Real estate securities are susceptible to the many risks associated with the direct ownership of real estate, including declines in property values, increases in property taxes, operating expenses, interest rates or competition, overbuilding, changes in zoning laws, or losses from casualty or condemnation. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Multi-Strategy Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Multi-Strategy Fund invests in addition to the expenses incurred directly by the Multi-Strategy Fund.

SMI Multi-Strategy Fund | Credit Default Swaps Product Risk [Member]

Credit Default Swaps Product Risk.  To the extent that the Multi-Strategy Fund invests in Underlying Funds that invest in credit default swaps and related instruments, such as credit default swap index products, it may be subject to greater risks than if an investment was made directly in the reference obligation.  These instruments are subject to general market risks, liquidity risks and credit risks, and may result in a loss of value to the Multi-Strategy Fund.  The credit default swap market may be subject to additional regulations in the future.

SMI Multi-Strategy Fund | Mortgage Backed And Asset Backed Securities Risk [Member]

Mortgage-Backed and Asset-Backed Securities Risk.  To the extent that the Multi-Strategy Fund invests in Underlying Funds that invest in these securities, movements in interest rates may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying mortgages and other assets and prepayment risk.

SMI Multi-Strategy Fund | Small And Mid Cap Stocks Risk [Member]

Small- and Mid-Cap Stocks Risk. To the extent the Multi-Strategy Fund invests in Underlying Funds that invest in small- and mid-cap company stocks, it will be subject to more volatility and less liquidity than large company stocks. Small- and mid-cap companies are less widely followed by stock analysts and less information about them is available to investors.

SMI Multi-Strategy Fund | Ratings Agencies Risk [Member]

Ratings Agencies Risk. Ratings agencies assign ratings to securities based on that agency’s opinion of the quality of debt securities. Ratings are not absolute standards of quality, do not reflect an evaluation of market risk, and do not necessary correlate with yield.

SMI Multi-Strategy Fund | Liquidity Risks [Member]
Liquidity Risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.
SMI Multi-Strategy Fund | Cash Risk [Member]

Cash Risk. From time to time, the Multi-Strategy Fund may hold a substantial cash position. If the market advances during periods when the Multi-Strategy Fund is holding a large cash position, the Multi-Strategy Fund may not participate as much as it would have if it had been more fully invested, and may not achieve its investment objective. To the extent the Multi-Strategy Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Multi-Strategy Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses in addition to the Multi-Strategy Fund’s direct fees and expenses.

SMI Dynamic Allocation Fund
SUMMARY SECTION – SMI DYNAMIC ALLOCATION FUND
Investment Objective
The SMI Dynamic Allocation Fund (the “SMI Dynamic Allocation Fund”) seeks total return. Total return is composed of both income and capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the SMI Dynamic Allocation Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	SMI Dynamic Allocation Fund SMI Dynamic Allocation Fund USD ($)
Fee for Redemptions Paid by Wire	$ 15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SMI Dynamic Allocation Fund SMI Dynamic Allocation Fund
Management Fees	1.00%
Distribution (12b-1) Fees	none
Other Expenses	0.22%
Acquired Fund Fees and Expenses	0.34%	[1]
Total Annual Fund Operating Expenses	1.56%
[1]	“Total Annual Fund Operating Expenses” shown in the table above differ from the ratio of expenses to average net assets shown in the Financial Highlights because the Financial Highlights exclude “Acquired Fund Fees and Expenses.”

Expense Example:
This Example is intended to help you compare the cost of investing in the SMI Dynamic Allocation Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the SMI Dynamic Allocation Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year that the SMI Dynamic Allocation Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
SMI Dynamic Allocation Fund | SMI Dynamic Allocation Fund | USD ($)	159	493	850	1,856

Portfolio Turnover

The SMI Dynamic Allocation Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the SMI Dynamic Allocation Fund’s performance. During the most recent fiscal year, the SMI Dynamic Allocation Fund’s portfolio turnover rate was 174.21% of the average value of its portfolio.

Principal Investment Strategies

SMI Advisory Services, LLC (the “Advisor”), the adviser to the SMI Dynamic Allocation Fund, uses a “Dynamic Asset Allocation” strategy to achieve the SMI Dynamic Allocation Fund’s investment objective. This strategy involves the Advisor investing in open-end mutual funds and exchange-traded funds (“ETFs”) (collectively “Underlying Funds”) that invest in securities from the following six asset classes – U.S. Equities, International Equities, Fixed Income Securities, Real Estate, Precious Metals, and Cash. Markets experience times of inflation, deflation, economic growth and recession. The Advisor believes great value can be added by adjusting portfolio exposure between the six asset classes as changes in market environments are identified. Generally, the Advisor will invest in each of the three “best” asset classes as determined by the Advisor. The Advisor generally divides investments into each of the three categories into approximately equal amounts. The factors considered in determining which asset classes are best at a particular point in time include, but are not limited to each class’s total returns for the most recent one, three, six, and twelve months, changes in those returns, asset flows, and historical volatility. The Advisor periodically rebalances the SMI Dynamic Allocation Fund’s asset allocation in response to market conditions as well as to balance the SMI Dynamic Allocation Fund’s exposure to the chosen asset classes. The Fund’s investment strategy involves active trading, which may result in a high portfolio turnover rate. The SMI Dynamic Allocation Fund obtains its exposure to the particular asset classes by investing in the instruments below:

U.S. Equities – The SMI Dynamic Allocation Fund may invest in Underlying Funds that invest primarily in the equity securities of companies located in the United States. The Underlying Funds may invest in companies of any market capitalization. The SMI Dynamic Allocation Fund may also invest directly in such companies. The SMI Dynamic Allocation Fund may also invest in Underlying Funds that utilize derivatives, such as investing in futures contracts.

International Equities – The SMI Dynamic Allocation Fund may invest in Underlying Funds that invest primarily in the equity securities of companies located outside of the United States, including issuers located in emerging market countries. The Underlying Funds may invest in companies of any market capitalization. The SMI Dynamic Allocation Fund may also invest directly in such companies. The SMI Dynamic Allocation Fund may also invest in Underlying Funds that utilize derivatives, such as investing in futures contracts.

Fixed Income Securities – The Fund may invest in Underlying Funds that invest primarily in fixed income securities of varying maturities and credit qualities including high-risk debt securities (or junk bonds). There are no limits on the level of investment in which the SMI

Dynamic Allocation Fund may invest with respect to high-risk debt securities and there is no average weighted maturity of the securities in which the SMI Dynamic Allocation Fund must invest. The Underlying Funds may invest in fixed income securities denominated in foreign currencies. The Underlying Funds may also invest in derivative instruments, such as options, futures contracts, currency forwards or credit default swap agreements.

Real Estate – The SMI Dynamic Allocation Fund may invest in Underlying Funds that invest primarily in real estate securities. The Underlying Funds may also invest in real estate investment trusts (“REITs”).

Precious Metals – The SMI Dynamic Allocation Fund may invest in Underlying Funds that invest primarily in precious metals. The SMI Dynamic Allocation Fund may also invest in ETFs or other investment companies that invest in mining and other precious metal related companies. The SMI Dynamic Allocation Fund may also invest in Publicly Traded Partnerships (PTPs) that invest in precious metals. PTPs are traded on stock exchanges or markets such as the New York Stock Exchange and NASDAQ. They are generally treated as “pass-through” entities for tax purposes; they do not ordinarily pay income taxes, but pass their earnings on to unit holders.

Cash (and cash equivalents) –The SMI Dynamic Allocation Fund may invest in short-term cash instruments including U.S. Treasury securities, repurchase agreements, short-term debt instruments, money market deposit accounts, and money market funds and ETFs that focus on investing in the foregoing.

The SMI Dynamic Allocation Fund indirectly will bear its proportionate share of all management fees and other expenses of the Underlying Funds in which it invests. Therefore, the SMI Dynamic Allocation Fund will incur higher expenses than other mutual funds that invest directly in securities. Actual expenses are expected to vary with changes in the allocation of the SMI Dynamic Allocation Fund’s assets among the various Underlying Funds in which the SMI Dynamic Allocation Fund invests.

Principal Risks

All investments involve risks, and the SMI Dynamic Allocation Fund cannot guarantee that it will achieve its investment objective. An investment in the SMI Dynamic Allocation Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the SMI Dynamic Allocation Fund’s returns and share price will fluctuate, and you may lose money by investing in the SMI Dynamic Allocation Fund. Below are some of the specific risks of investing in the SMI Dynamic Allocation Fund. Insofar as the SMI Dynamic Allocation Fund invests in Underlying Funds, it may be directly subject to the risks described in this section of the prospectus. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time.

Stock Market Risk. Overall stock market risks may affect the value of the Funds. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, pandemics, natural disasters, and political events affect the securities markets.  Movements in the stock market may affect adversely the specific securities held by each Fund on a daily basis, and, as a result, such movements may negatively affect the Funds’ net asset value per share (“NAV”). When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Management Risk. The SMI Dynamic Allocation Fund is subject to management risk as an actively-managed investment portfolio. The Advisor’s investment approach may fail to produce the intended results. If the Advisor’s perception of an Underlying Fund’s value is not realized in the expected time frame, the SMI Dynamic Allocation Fund’s overall performance may suffer.

Other Investment Company Securities Risks. When the SMI Dynamic Allocation Fund invests in another mutual fund or an ETF, the SMI Dynamic Allocation Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the Underlying Fund. Therefore, the SMI Dynamic Allocation Fund will incur higher expenses, many of which may be duplicative. In addition, the SMI Dynamic Allocation Fund may be affected by losses of the Underlying Funds and the level of risk arising from the investment practices of the Underlying Funds (such as the use of leverage by the Underlying Funds). The SMI Dynamic Allocation Fund has no control over the investments and related risks taken by the Underlying Funds in which it invests. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Fixed Income Securities Risk. To the extent the SMI Dynamic Allocation Fund invests in Underlying Funds that invest in fixed income securities, the SMI Dynamic Allocation Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the SMI Dynamic Allocation Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the SMI Dynamic Allocation Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The SMI Dynamic Allocation Fund may invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The SMI Dynamic Allocation Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the SMI Dynamic Allocation Fund may be required to invest its assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the SMI Dynamic Allocation Fund for any particular period.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the SMI Dynamic Allocation Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the SMI Dynamic Allocation Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the SMI Dynamic Allocation Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the SMI Dynamic Allocation Fund or an Underlying Fund may lose its entire investment, which will affect the SMI Dynamic Allocation Fund’s return.

Portfolio Turnover Risk. The SMI Dynamic Allocation Fund’s investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Foreign Securities Risk. To the extent the SMI Dynamic Allocation Fund invests in Underlying Funds that invest in foreign securities, it will be subject to risks not typically associated with domestic securities, such as currency risks, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. To the extent that Underlying Funds invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Recent statements by U.S. securities and accounting regulatory agencies have expressed concern regarding information access and audit quality regarding issuers in China and other emerging market countries, which could present heightened risks associated with investments in these markets. Additionally, On November 12, 2020, the President of the United States issued an Executive Order to prohibit U.S. persons (which includes the SMI Dynamic Allocation Fund) from purchasing the publicly traded securities of certain companies that are affiliated with China's military (the "Order"). The Order applies to the publicly traded securities of any company designated as a "Communist Chinese military company" ("CCMC") by the U.S. Department of Defense or the U.S. Treasury's Office of Foreign Assets Control ("OFAC"), and includes securities that are derivative of or that are designed to provide economic exposure to such companies. The Order initially applied to over 30 companies previously designated as CCMCs by the Department of Defense earlier in 2020. The Order provides for a 365-day divestment period for any CCMCs that are designated in the future.

Real Estate Risk. The SMI Dynamic Allocation Fund may invest in Underlying Funds that invest in real estate securities. Real estate securities are susceptible to the many risks associated with the direct ownership of real estate, including declines in property values, increases in property taxes, operating expenses, interest rates or competition, overbuilding, changes in zoning laws, or losses from casualty or condemnation. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The SMI Dynamic Allocation Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the SMI Dynamic Allocation Fund invests in addition to the expenses incurred directly by the SMI Dynamic Allocation Fund.

Credit Default Swaps Product Risk. To the extent the SMI Dynamic Allocation Fund invests in Underlying Funds that invest in credit default swaps and related instruments, such as credit default swap index products, it may be subject to greater risks than if an investment was made directly in the reference obligation. These instruments are subject to general market risks, liquidity risks and credit risks, and may result in a loss of value to the SMI Dynamic Allocation Fund. The credit default swap market may be subject to additional regulations in the future.

Mortgage-Backed and Asset-Backed Securities Risk. To the extent the SMI Dynamic Allocation Fund invests in Underlying Funds that invest in these securities, movements in interest rates may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying mortgages and other assets and prepayment risk.

Market Timing Risk. Because the SMI Dynamic Allocation Fund does not consider Underlying Funds’ policies and procedures with respect to market timing, performance of the Underlying

Funds may be diluted due to market timing and therefore may affect the performance of the SMI Dynamic Allocation Fund.

Small- and Mid-Cap Stock Risk. To the extent the SMI Dynamic Allocation Fund invests in Underlying Funds that invest in small- and mid-cap company stocks, it will be subject to more volatility and less liquidity than large company stocks. Small- and mid-cap companies are less widely followed by stock analysts and less information about them is available to investors.

Commodity Risk. Some of the Underlying Funds and other instruments in the SMI Dynamic Allocation Fund’s portfolio may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials. Accordingly, the SMI Dynamic Allocation Fund may be affected by changes in commodity prices which can move significantly in short periods of time and be affected by new discoveries or changes in government regulation. Income derived from these investments in Underlying Funds that invest in commodities may not be qualifying income for purposes of the “regulated investment company” (“RIC”) tax qualification tests. This could make it more difficult (or impossible) for the SMI Dynamic Allocation Fund to qualify as a RIC.

Furthermore, in September 2016, the Internal Revenue Service (“IRS”) announced that it will no longer issue private letter rulings on questions relating to the treatment of a corporation as a RIC that require a determination of whether a financial instrument or position, such as a commodity-linked or structured note, is a security under section 2(a)(36) of the 1940 Act. (A financial instrument or position that constitutes a security under section 2(a)(36) of the 1940 Act generates qualifying income for a corporation taxed as a regulated investment company.) This caused the IRS to revoke the portion of any rulings that required such a determination, some of which were revoked retroactively and others of which were revoked prospectively as of a date agreed upon with the IRS. Should the IRS issue further guidance, or Congress enact legislation, that adversely affects the tax treatment of the Underlying Fund’s use of commodity-linked notes (which guidance might be applied retroactively), it could, among other consequences, limit the Fund’s and the Underlying Fund’s ability to pursue its investment strategy.

Bitcoin Risk. Underlying Funds in which the SMI Dynamic Allocation Fund invests may have exposure to bitcoin, including through bitcoin futures. The value of an Underlying Fund’s investment in bitcoin is subject to fluctuations in the value of bitcoins. The value of bitcoins is determined by the supply of and demand for bitcoins in the global market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of an Underlying Fund. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect the SMI Dynamic Allocation Fund’s investment in Underlying Funds. Bitcoin transactions are irrevocable, and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of the SMI Dynamic Allocation Fund’s investment in an Underlying Fund.

RIC Qualification Risk. To qualify for treatment as a “regulated investment company” (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the SMI Dynamic Allocation Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the SMI Dynamic Allocation Fund’s investments in certain ETFs or publicly traded partnerships (“PTPs”) that invest in or hold physical commodities could cause the SMI Dynamic Allocation Fund to fail the income source component of the RIC requirements. If, in any year, the SMI Dynamic Allocation Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the SMI Dynamic Allocation Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the SMI Dynamic Allocation Fund’s net assets, the amount of income available for distribution and the amount of distributions.

Publicly Traded Partnership Risk. Publicly traded partnerships (“PTPs”) are partnerships that may be publicly traded on the New York Stock Exchange (“NYSE”) and NASDAQ. They often own businesses or properties relating to energy, natural resources or real estate. They are generally operated under the supervision of one or more managing partners or members. State law may offer fewer protections from enterprise liability to investors in a partnership compared to investors in a corporation. Distribution and management fees may be substantial. Losses are generally considered passive and cannot offset income other than income or gains relating to the same entity. These tax consequences may differ for different types of entities because PTPs can be taxed as partnerships or as corporations. Many PTPs may operate in certain limited sectors such as, without limitation, energy, natural resources, and real estate, which may be volatile or subject to periodic downturns. Growth may be limited because most cash is paid out to unit holders rather than retained to finance growth. The performance of PTPs may be partly tied to interest rates. Rising interest rates, a poor economy, or weak cash flows are among the factors that can pose significant risks for investments in PTPs. Investments in PTPs also may be relatively illiquid at times.

Derivatives Risk. To the extent the SMI Dynamic Allocation Fund invests in Underlying Funds that utilize derivatives, such as futures contracts, currency forwards and credit default swaps, the SMI Dynamic Allocation Fund is subject to the risks associated with such derivatives. Additionally, Underlying Funds may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work.

The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the SMI Dynamic Allocation Fund.

Underlying Funds may use derivative instruments such as put and call options and index futures contracts. There is no guarantee such strategies will work. If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying Fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the SMI Dynamic Allocation Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the SMI Dynamic Allocation Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, and any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the SMI Dynamic Allocation Fund may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

Industry or Sector Focus Risk. To the extent that Underlying Funds in which the SMI Dynamic Allocation Fund invests focus their investments in a particular industry or sector, the Dynamic Allocation Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.

Ratings Agencies Risk. Ratings agencies assign ratings to securities based on that agency’s opinion of the quality of debt securities. Ratings are not absolute standards of quality, do not reflect an evaluation of market risk, and do not necessarily correlate with yield.

Style Risk. The particular style or styles used primarily by the advisers of Underlying Funds in which the SMI Dynamic Allocation Fund invests may not produce the best results and may increase the volatility of the SMI Dynamic Allocation Fund’s share price.

Volatility Risk. The value of the SMI Dynamic Allocation Fund’s investment portfolio will change as the prices of its investments go up or down.

Liquidity Risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

Cash Risk. From time to time, the SMI Dynamic Allocation Fund may hold a substantial cash position. If the market advances during periods when the SMI Dynamic Allocation Fund is holding a large cash position, the SMI Dynamic Allocation Fund may not participate as much as it would have if it had been more fully invested, and may not achieve its investment objective. To the extent the SMI Dynamic Allocation Fund uses a money market fund for its cash position, there will be some duplication of expenses because the SMI Dynamic Allocation Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses in addition to the SMI Dynamic Allocation Fund’s direct fees and expenses.

Cybersecurity Risk. The SMI Dynamic Allocation Fund and its service providers may be subject to operational and information security risks resulting from breaches in cybersecurity that may cause the SMI Dynamic Allocation Fund to lose or compromise confidential information, suffer data corruption or lose operational capacity. Similar types of cybersecurity risks are also present for issuers of securities in which the SMI Dynamic Allocation Fund may invest, which may cause the SMI Dynamic Allocation Fund’s investments in such companies to lose value. There is no guarantee the SMI Dynamic Allocation Fund will be successful in protecting against cybersecurity breaches.

Performance

The bar chart below shows how the SMI Dynamic Allocation Fund’s investment results have varied from year to year. The table below shows how the SMI Dynamic Allocation Fund’s average annual total returns for the one-year, five-year and ten-year periods compare to those of two broad-based securities market indices, and to a custom benchmark index comprised 60% of the S&P 500® Index and 40% of the Bloomberg U.S. Aggregate Bond © Index. The SMI Dynamic Allocation Fund began operations on February 28, 2013. Past performance of the SMI Dynamic Allocation Fund is not necessarily an indication of how the Fund will perform in the future.

Annual Total Return (years ended December 31st)

Highest/Lowest quarterly results during this time period were:
Best Quarter:	4th Quarter, 2014, 8.35%
Worst Quarter:	2nd Quarter, 2022, (10.63)%

AVERAGE ANNUAL TOTAL RETURNS (for the period ended December 31, 2023)
Average Annual Total Returns - SMI Dynamic Allocation Fund	1 Year	5 Years	10 Years
SMI Dynamic Allocation Fund	8.39%	3.70%	2.64%
SMI Dynamic Allocation Fund | Return After Taxes on Distributions	8.35%	2.78%	2.01%
SMI Dynamic Allocation Fund | Return After Taxes on Distributions and Sale of Fund Shares	5.00%	2.66%	1.92%
S&P 500 Index	26.29%	15.69%	12.03%
Bloomberg U.S. Aggregate Bond Index	5.53%	1.10%	1.81%
Weighted Index (60% of the S&P 500 Index and 40% of the Bloomberg U.S. Aggregate Bond Index)	17.67%	9.98%	8.09%

After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or IRAs. The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the index would be lower).

Current performance of the SMI Dynamic Allocation Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 764-3863, a toll-free number, or data current to the most recent month end may be accessed on the Fund’s website at www.smifund.com.

SMI Dynamic Allocation Fund | Stock Market Risk [Member]

Stock Market Risk. Overall stock market risks may affect the value of the Funds. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, pandemics, natural disasters, and political events affect the securities markets.  Movements in the stock market may affect adversely the specific securities held by each Fund on a daily basis, and, as a result, such movements may negatively affect the Funds’ net asset value per share (“NAV”). When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

SMI Dynamic Allocation Fund | Management Risk [Member]

Management Risk. The SMI Dynamic Allocation Fund is subject to management risk as an actively-managed investment portfolio. The Advisor’s investment approach may fail to produce the intended results. If the Advisor’s perception of an Underlying Fund’s value is not realized in the expected time frame, the SMI Dynamic Allocation Fund’s overall performance may suffer.

SMI Dynamic Allocation Fund | Other Investment Company Securities Risks [Member]

Other Investment Company Securities Risks. When the SMI Dynamic Allocation Fund invests in another mutual fund or an ETF, the SMI Dynamic Allocation Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the Underlying Fund. Therefore, the SMI Dynamic Allocation Fund will incur higher expenses, many of which may be duplicative. In addition, the SMI Dynamic Allocation Fund may be affected by losses of the Underlying Funds and the level of risk arising from the investment practices of the Underlying Funds (such as the use of leverage by the Underlying Funds). The SMI Dynamic Allocation Fund has no control over the investments and related risks taken by the Underlying Funds in which it invests. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

SMI Dynamic Allocation Fund | Style Risk [Member]

Style Risk. The particular style or styles used primarily by the advisers of Underlying Funds in which the SMI Dynamic Allocation Fund invests may not produce the best results and may increase the volatility of the SMI Dynamic Allocation Fund’s share price.

SMI Dynamic Allocation Fund | Volatility Risk [Member]
Volatility Risk. The value of the SMI Dynamic Allocation Fund’s investment portfolio will change as the prices of its investments go up or down.
SMI Dynamic Allocation Fund | Portfolio Turnover Risk [Member]

Portfolio Turnover Risk. The SMI Dynamic Allocation Fund’s investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

SMI Dynamic Allocation Fund | Foreign Securities Risk [Member]

Foreign Securities Risk. To the extent the SMI Dynamic Allocation Fund invests in Underlying Funds that invest in foreign securities, it will be subject to risks not typically associated with domestic securities, such as currency risks, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. To the extent that Underlying Funds invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Recent statements by U.S. securities and accounting regulatory agencies have expressed concern regarding information access and audit quality regarding issuers in China and other emerging market countries, which could present heightened risks associated with investments in these markets. Additionally, On November 12, 2020, the President of the United States issued an Executive Order to prohibit U.S. persons (which includes the SMI Dynamic Allocation Fund) from purchasing the publicly traded securities of certain companies that are affiliated with China's military (the "Order"). The Order applies to the publicly traded securities of any company designated as a "Communist Chinese military company" ("CCMC") by the U.S. Department of Defense or the U.S. Treasury's Office of Foreign Assets Control ("OFAC"), and includes securities that are derivative of or that are designed to provide economic exposure to such companies. The Order initially applied to over 30 companies previously designated as CCMCs by the Department of Defense earlier in 2020. The Order provides for a 365-day divestment period for any CCMCs that are designated in the future.

SMI Dynamic Allocation Fund | Fixed Income Securities Risk [Member]

Fixed Income Securities Risk. To the extent the SMI Dynamic Allocation Fund invests in Underlying Funds that invest in fixed income securities, the SMI Dynamic Allocation Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the SMI Dynamic Allocation Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the SMI Dynamic Allocation Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The SMI Dynamic Allocation Fund may invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The SMI Dynamic Allocation Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the SMI Dynamic Allocation Fund may be required to invest its assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the SMI Dynamic Allocation Fund for any particular period.

SMI Dynamic Allocation Fund | High Yield Securities Junk Bond Risk [Member]

High-Yield Securities (“Junk Bond”) Risk. To the extent that the SMI Dynamic Allocation Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the SMI Dynamic Allocation Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the SMI Dynamic Allocation Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the SMI Dynamic Allocation Fund or an Underlying Fund may lose its entire investment, which will affect the SMI Dynamic Allocation Fund’s return.

SMI Dynamic Allocation Fund | Industry Or Sector Focus Risk [Member]

Industry or Sector Focus Risk. To the extent that Underlying Funds in which the SMI Dynamic Allocation Fund invests focus their investments in a particular industry or sector, the Dynamic Allocation Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.

SMI Dynamic Allocation Fund | Derivatives Risk [Member]

Derivatives Risk. To the extent the SMI Dynamic Allocation Fund invests in Underlying Funds that utilize derivatives, such as futures contracts, currency forwards and credit default swaps, the SMI Dynamic Allocation Fund is subject to the risks associated with such derivatives. Additionally, Underlying Funds may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work.

The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the SMI Dynamic Allocation Fund.

Underlying Funds may use derivative instruments such as put and call options and index futures contracts. There is no guarantee such strategies will work. If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying Fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the SMI Dynamic Allocation Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the SMI Dynamic Allocation Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, and any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the SMI Dynamic Allocation Fund may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

SMI Dynamic Allocation Fund | Interest Rate Risk [Member]

Interest Rate Risk. The value of the SMI Dynamic Allocation Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the SMI Dynamic Allocation Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

SMI Dynamic Allocation Fund | Yield Curve Risk [Member]

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

SMI Dynamic Allocation Fund | Prepayment Risk [Member]

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, and any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

SMI Dynamic Allocation Fund | Liquidity Risk [Member]
Liquidity risk. This is the risk that assets held by the SMI Dynamic Allocation Fund may not be liquid.
SMI Dynamic Allocation Fund | Credit Risk [Member]

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

SMI Dynamic Allocation Fund | Market Risk [Member]
Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.
SMI Dynamic Allocation Fund | Inflation Risk [Member]
Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.
SMI Dynamic Allocation Fund | Commodity Risk [Member]

Commodity Risk. Some of the Underlying Funds and other instruments in the SMI Dynamic Allocation Fund’s portfolio may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials. Accordingly, the SMI Dynamic Allocation Fund may be affected by changes in commodity prices which can move significantly in short periods of time and be affected by new discoveries or changes in government regulation. Income derived from these investments in Underlying Funds that invest in commodities may not be qualifying income for purposes of the “regulated investment company” (“RIC”) tax qualification tests. This could make it more difficult (or impossible) for the SMI Dynamic Allocation Fund to qualify as a RIC.

Furthermore, in September 2016, the Internal Revenue Service (“IRS”) announced that it will no longer issue private letter rulings on questions relating to the treatment of a corporation as a RIC that require a determination of whether a financial instrument or position, such as a commodity-linked or structured note, is a security under section 2(a)(36) of the 1940 Act. (A financial instrument or position that constitutes a security under section 2(a)(36) of the 1940 Act generates qualifying income for a corporation taxed as a regulated investment company.) This caused the IRS to revoke the portion of any rulings that required such a determination, some of which were revoked retroactively and others of which were revoked prospectively as of a date agreed upon with the IRS. Should the IRS issue further guidance, or Congress enact legislation, that adversely affects the tax treatment of the Underlying Fund’s use of commodity-linked notes (which guidance might be applied retroactively), it could, among other consequences, limit the Fund’s and the Underlying Fund’s ability to pursue its investment strategy.

SMI Dynamic Allocation Fund | Bitcoin Risk [Member]

Bitcoin Risk. Underlying Funds in which the SMI Dynamic Allocation Fund invests may have exposure to bitcoin, including through bitcoin futures. The value of an Underlying Fund’s investment in bitcoin is subject to fluctuations in the value of bitcoins. The value of bitcoins is determined by the supply of and demand for bitcoins in the global market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of an Underlying Fund. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect the SMI Dynamic Allocation Fund’s investment in Underlying Funds. Bitcoin transactions are irrevocable, and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of the SMI Dynamic Allocation Fund’s investment in an Underlying Fund.

SMI Dynamic Allocation Fund | R I C Qualification Risk [Member]

RIC Qualification Risk. To qualify for treatment as a “regulated investment company” (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the SMI Dynamic Allocation Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the SMI Dynamic Allocation Fund’s investments in certain ETFs or publicly traded partnerships (“PTPs”) that invest in or hold physical commodities could cause the SMI Dynamic Allocation Fund to fail the income source component of the RIC requirements. If, in any year, the SMI Dynamic Allocation Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the SMI Dynamic Allocation Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the SMI Dynamic Allocation Fund’s net assets, the amount of income available for distribution and the amount of distributions.

SMI Dynamic Allocation Fund | Publicly Traded Partnership Risk [Member]

Publicly Traded Partnership Risk. Publicly traded partnerships (“PTPs”) are partnerships that may be publicly traded on the New York Stock Exchange (“NYSE”) and NASDAQ. They often own businesses or properties relating to energy, natural resources or real estate. They are generally operated under the supervision of one or more managing partners or members. State law may offer fewer protections from enterprise liability to investors in a partnership compared to investors in a corporation. Distribution and management fees may be substantial. Losses are generally considered passive and cannot offset income other than income or gains relating to the same entity. These tax consequences may differ for different types of entities because PTPs can be taxed as partnerships or as corporations. Many PTPs may operate in certain limited sectors such as, without limitation, energy, natural resources, and real estate, which may be volatile or subject to periodic downturns. Growth may be limited because most cash is paid out to unit holders rather than retained to finance growth. The performance of PTPs may be partly tied to interest rates. Rising interest rates, a poor economy, or weak cash flows are among the factors that can pose significant risks for investments in PTPs. Investments in PTPs also may be relatively illiquid at times.

SMI Dynamic Allocation Fund | Market Timing Risk [Member]

Market Timing Risk. Because the SMI Dynamic Allocation Fund does not consider Underlying Funds’ policies and procedures with respect to market timing, performance of the Underlying

Funds may be diluted due to market timing and therefore may affect the performance of the SMI Dynamic Allocation Fund.

SMI Dynamic Allocation Fund | Cybersecurity Risk [Member]

Cybersecurity Risk. The SMI Dynamic Allocation Fund and its service providers may be subject to operational and information security risks resulting from breaches in cybersecurity that may cause the SMI Dynamic Allocation Fund to lose or compromise confidential information, suffer data corruption or lose operational capacity. Similar types of cybersecurity risks are also present for issuers of securities in which the SMI Dynamic Allocation Fund may invest, which may cause the SMI Dynamic Allocation Fund’s investments in such companies to lose value. There is no guarantee the SMI Dynamic Allocation Fund will be successful in protecting against cybersecurity breaches.

SMI Dynamic Allocation Fund | Credit [Member]
Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.
SMI Dynamic Allocation Fund | Change In Rating Risk [Member]
Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.
SMI Dynamic Allocation Fund | Interest Rate [Member]
Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.
SMI Dynamic Allocation Fund | Duration Risk [Member]
Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.
SMI Dynamic Allocation Fund | Prepayment [Member]

Prepayment Risk. The SMI Dynamic Allocation Fund may invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

SMI Dynamic Allocation Fund | Income Risk [Member]

Income Risk. The SMI Dynamic Allocation Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the SMI Dynamic Allocation Fund may be required to invest its assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the SMI Dynamic Allocation Fund for any particular period.

SMI Dynamic Allocation Fund | Real Estate Risk [Member]

Real Estate Risk. The SMI Dynamic Allocation Fund may invest in Underlying Funds that invest in real estate securities. Real estate securities are susceptible to the many risks associated with the direct ownership of real estate, including declines in property values, increases in property taxes, operating expenses, interest rates or competition, overbuilding, changes in zoning laws, or losses from casualty or condemnation. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The SMI Dynamic Allocation Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the SMI Dynamic Allocation Fund invests in addition to the expenses incurred directly by the SMI Dynamic Allocation Fund.

SMI Dynamic Allocation Fund | Credit Default Swaps Product Risk [Member]

Credit Default Swaps Product Risk. To the extent the SMI Dynamic Allocation Fund invests in Underlying Funds that invest in credit default swaps and related instruments, such as credit default swap index products, it may be subject to greater risks than if an investment was made directly in the reference obligation. These instruments are subject to general market risks, liquidity risks and credit risks, and may result in a loss of value to the SMI Dynamic Allocation Fund. The credit default swap market may be subject to additional regulations in the future.

SMI Dynamic Allocation Fund | Mortgage Backed And Asset Backed Securities Risk [Member]

Mortgage-Backed and Asset-Backed Securities Risk. To the extent the SMI Dynamic Allocation Fund invests in Underlying Funds that invest in these securities, movements in interest rates may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying mortgages and other assets and prepayment risk.

SMI Dynamic Allocation Fund | Ratings Agencies Risk [Member]

Ratings Agencies Risk. Ratings agencies assign ratings to securities based on that agency’s opinion of the quality of debt securities. Ratings are not absolute standards of quality, do not reflect an evaluation of market risk, and do not necessarily correlate with yield.

SMI Dynamic Allocation Fund | Liquidity Risks [Member]
Liquidity Risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.
SMI Dynamic Allocation Fund | Cash Risk [Member]

Cash Risk. From time to time, the SMI Dynamic Allocation Fund may hold a substantial cash position. If the market advances during periods when the SMI Dynamic Allocation Fund is holding a large cash position, the SMI Dynamic Allocation Fund may not participate as much as it would have if it had been more fully invested, and may not achieve its investment objective. To the extent the SMI Dynamic Allocation Fund uses a money market fund for its cash position, there will be some duplication of expenses because the SMI Dynamic Allocation Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses in addition to the SMI Dynamic Allocation Fund’s direct fees and expenses.

SMI Dynamic Allocation Fund | Small And Mid Cap Stock Risk [Member]

Small- and Mid-Cap Stock Risk. To the extent the SMI Dynamic Allocation Fund invests in Underlying Funds that invest in small- and mid-cap company stocks, it will be subject to more volatility and less liquidity than large company stocks. Small- and mid-cap companies are less widely followed by stock analysts and less information about them is available to investors.